Note 4 - Related Party Transactions (Details Textual) - EBP 38-3360868 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 123,847,697	$ 109,006,916
Mercantile Bank Corporation [Member]
EBP, Investment, Number of Shares	333,821	338,794
EBP, Investment in Employer Common Stock, Percentage of Total Shares Outstanding	1.94%	2.10%
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 16,056,790	$ 15,072,946
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 495,861
EBP, Investment, Purchased, Number of Shares	32,245	31,763
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 1,422,682	$ 1,283,209
EBP, Investment, Sold, Number of Shares	32,874	107,102
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 1,556,998	$ 4,767,439
EBP, Investment, Paid In-kind Distribution, Number of Shares	4,344	43,754
EBP, Investment Paid In-kind Distribution, Excluding Plan Interest in Master Trust, Cost	$ 211,742	$ 2,107,968